Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 266,319	$ 177,849
Prepaid expenses and other current assets	18,430	9,948
Total current assets	284,749	187,797
Non-current assets:
Property and equipment, net	17,743	13,369
Operating lease right of use assets	11,048	14,740
Deferred tax assets	26	4
Restricted cash	33
Other assets	3,507	3,008
Total non-current assets	32,357	31,121
TOTAL ASSETS	317,106	218,918
Current liabilities:
Accounts payable	3,722	6,314
Income taxes payable		7
Accrued expenses and other liabilities	10,906	6,590
Operating lease liabilities—current	4,482	3,712
Total current liabilities	19,110	16,623
Non-current liabilities:
Operating lease liabilities-non-current	7,777	12,271
Other long-term liability	691	652
Total non-current liabilities	8,468	12,923
Total liabilities	27,578	29,546
Commitments and contingencies (Note 13)
Shareholders' equity:
Ordinary shares, £0.001 par value; 40,603,489 and 4,389,920 shares authorized, issued and outstanding at December 31,2021 and 2020, respectively	54	6
Deferred shares, £92,451.851 par value, one share authorized, issued and outstanding at December 31, 2021; Deferred shares, £0.001 par value; 30,521 shares issued and outstanding at December 31,2020	128
Additional paid in capital	401,821	234,922
Accumulated other comprehensive income	6,636	12,322
Accumulated deficit	(119,111)	(58,012)
Total shareholders’ equity	289,528	189,372
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 317,106	218,918
Convertible Preferred Shares
Shareholders' equity:
Convertible preferred shares, £0.001 par value; no shares authorized, issued and outstanding as of December 31, 2021; 104,854,673 shares authorized, issued and outstanding at December 31, 2020		$ 134